Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 4,433,286	¥ 31,736,118	¥ 22,176,601